Aging Analysis of Past Due Financing Receivables (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	$ 12,108	$ 14,378	$ 13,348
Current	9,743,857	8,885,938	7,266,118
Total	9,755,965	8,900,316	7,279,466
Mortgage Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	9,715,469	8,825,418	7,217,169
Total	9,715,469	8,825,418	7,217,169
Non Trade Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	11,996	14,318	13,348
Current	18,095	16,239	18,614
Total	30,091	30,557	31,962
Affiliates
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	50	33,000
Total	50	33,000
Non Affiliates
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	112	60
Current	10,243	11,281	30,335
Total	10,355	11,341	30,335
Financing Receivables, 31 to 60 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	4,522	6,953	3,794
Financing Receivables, 31 to 60 Days Past Due | Non Trade Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	4,410	6,893	3,794
Financing Receivables, 31 to 60 Days Past Due | Non Affiliates
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	112	60
Financing Receivables, 61 to 90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	2,374	1,796	2,533
Financing Receivables, 61 to 90 Days Past Due | Non Trade Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	2,374	1,796	2,533
Financing Receivables, Equal to Greater than 90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	5,212	5,629	7,021
Financing Receivables, Equal to Greater than 90 Days Past Due | Non Trade Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total past due	$ 5,212	$ 5,629	$ 7,021